UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 2402
John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Michael J. Leary
Treasurer
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)
Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

John Hancock
Bond Fund

Semiannual Report
11.30.09

CEO corner

Your fund at a glance

Managers’ report

SEMIANNUAL REPORT

A look at performance

Your expenses

Portfolio summary

Fund’s investments

Financial statements

Financial highlights

Notes to financial
statements

More information

To Our Shareholders,

Financial markets posted strong results during the six months ended November 30, 2009. After outperforming stocks during the height of the financial crisis in 2008 and early 2009, bonds overall produced positive, but more modest, results during the period. Interest rates remained at near historic lows — a product of efforts to lift the economy out of recession — and inflation remained in check. In this environment, investors sought out higher-yielding, riskier investments, to the benefit of high-yield bonds and lower investment-grade corporate securities. During the six months, the broad Barclays Capital U.S. Aggregate Bond Index returned 6.21%.

Equities outpaced bonds by a wide margin. The stock market climbed steadily, continuing its rebound from its March 2009 bottom. Massive government stimulus programs aimed at stabilizing the financial system and signs of an improving economy began to bear fruit, while investors grew more comfortable venturing back into stocks. As a result, the broad S&P 500 Index returned 20.50% during the six-month period ended November 30, 2009.

Despite these improvements and market gains, high unemployment, a housing market still on the mend and an improved, but still slow-growing, economy are factors that we believe could cause the Federal Reserve to keep interest rates low until there are more significant signs of a recovery.

Looking further out, however, the talk is turning to the potential for rising interest rates. Interest rates have been low for several years and are currently at or near historic low levels, and there are rumblings from Fed watchers that the Fed’s next move will be to tighten money supply and eventually raise interest rates. That would be a significant shift in market conditions.

Given this potential, it could be time to consult your financial adviser about how to position your portfolio for a rising rate environment. When interest rates rise, bond prices generally fall, which could potentially mean a decline in a bond mutual fund’s share price. Of course, there are factors that could keep the share price up even as yields rise, such as an increase in demand for municipal bonds — something that could occur if tax rates rise.

In any event, working with your financial adviser to possibly adjust your portfolio in anticipation of the next interest rate moves could potentially be just the ticket to keeping your investment goals on track.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2009. They are subject to change at any time.
Not part of the semiannual report

Your fund at a glance

The Fund seeks a high level of current income consistent with prudent investment risk. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, as well as U.S. government and agency securities.

Over the last six months

▶	U.S. bonds gained ground as economic and credit conditions improved.

▶	Corporate bonds, both investment-grade and high-yield, generated the best returns, while Treasury bonds lagged.

▶	The Fund outperformed its benchmark index and peer group average due to a substantial position in corporate bonds.

John Hancock Bond Fund
Fund performance for the six months ended November 30, 2009.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Past performance is no guarantee of future results.

Class R1 shares converted to Class A shares on August 21, 2009.

Portfolio Composition

Corporate Bonds	59%

U.S. Government & Agency Obligations	18%

Collateralized Mortgage Obligations	16%

Asset-Backed Securities	3%

Preferred Stocks	1%

Short-Term Investments & Other	3%

As a percentage of net assets on November 30, 2009.

Not part of the semiannual report	1

Managers’ report

John Hancock
Bond Fund

U.S. bonds advanced during the six months ended November 30, 2009. The Barclays Capital U.S. Aggregate Index, a broad measure of domestic bond market performance, returned 6.21% for the six-month period.

The bond market rally was driven primarily by strong returns for corporate bonds, which benefited from improving economic and credit conditions. A series of programs from the federal government, coupled with historically low short-term interest rates from the Federal Reserve, helped stabilize the U.S. economy following a severe downturn in late 2008 and early 2009. The unemployment rate continued to climb — reaching a 26-year high of 10.2% by the end of the period — but the pace of job losses began to slow. What’s more, the manufacturing sector showed signs of expansion and government programs such as “Cash for Clunkers” and tax credits for first-time homebuyers helped buoy auto and home sales. As a result, the economy grew at a 2.8% annual rate in the third quarter of 2009 — its first quarter of positive growth in more than a year.

In this environment, investors’ appetite for risk increased, boosting demand for corporate bonds and commercial mortgage-backed securities, both of which posted double-digit gains during the six-month period. High-yield corporate bonds generated the best results, returning more than 20%. Mortgage-backed securities posted modest gains as purchases of these securities by the Federal Reserve to help support the housing market were offset by concerns about increased refinancing activity as mortgage rates declined.

SCORECARD
	INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

	Liberty Mutual	▲	Insurance firm benefited from better credit conditions and a broad rally in financial assets
	Vale Capital II	▲	Preferred stock of Brazilian metals and mining company rallied as commodity prices rose
	Mashantucket Western Pequot Tribe	▼	Owner of Foxwoods casino struggled with declining tourism and weak consumer spending

2	Not part of the semiannual report

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Howard C. Greene, CFA, Barry H. Evans, CFA and Jeffrey N. Given, CFA

“	The bond market rally was driven primarily by strong returns for corporate bonds, which benefited from improving economic and credit conditions.”

Treasury bonds posted the smallest gains amid increased issuance to fund a burgeoning federal budget deficit.

Fund performance
For the six months ended November 30, 2009, John Hancock Bond Fund’s Class A shares posted a total return of 17.44% at net asset value (NAV). The Fund comfortably outperformed the 6.73% return of its benchmark index, the Barclays Capital Government/Credit Bond Index, and the 9.71% average return of its peer group, the Morningstar, Inc.1 intermediate-term bond category. Keep in mind that your NAV return will differ from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See page one for the NAV results of other share classes during the period and pages six and seven for historical performance information.

Corporate bonds boosted performance
The primary factor behind the Fund’s outperformance of both the broad bond market index and its peer group average was its significant exposure to corporate bonds, which comprised more than half of the Fund’s portfolio throughout the six-month period. This included a noteworthy position in high-yield corporate bonds, which were the best performers in the fixed-income market during the period.

We continued to increase the Fund’s position in corporate securities, expanding its holdings to approximately 60% of the portfolio by the end of the period. Most of our purchases in the corporate market were focused on the financial sector, which had been left behind when corporate bonds began to rebound in early 2009. As a result, we were able to find attractive valuations in this segment of the corporate bond market.

The best contributor among the Fund’s corporate bond holdings came from the financial sector — insurance company Liberty Mutual Group, Inc. The Liberty bonds

Not part of the semiannual report	3

SECTOR COMPOSITION2

Financials	26%

U.S. Government Agency	18%

Mortgage Bonds	16%

Consumer Discretionary	7%

Utilities	6%

Industrials	5%

Energy	5%

Materials	5%

Consumer Staples	4%

Telecommunication Services	3%

Other	5%

have relatively long maturities of 25 to 30 years, and these bonds rebounded sharply amid better credit conditions and a broad rally in financial assets. Another top contributor was Vale Capital II, which is a preferred stock of Brazilian metals and mining company Vale SA. Vale benefited from rising prices for metals and other commodities as the global economic environment improved.

On the downside, the Fund’s worst performers came from the gaming sector, which was adversely affected by declining tourism and weak consumer spending stemming from the economic downturn. The most notable detractors included Little Traverse Bay Bands of Odawa Indians, a small casino in northern Michigan, and Mashantucket Western Pequot Tribe, which owns the Foxwoods casino in Connecticut.

Shifting away from mortgage-backed securities
The increase in the Fund’s corporate bonds was matched by a corresponding decrease in its holdings of mortgage-backed securities, particularly those issued by government agencies such as Fannie Mae and Freddie Mac. With refinancing activity increasing and many mortgage-backed securities trading at considerable premiums as a result of the Fed’s purchases, we viewed the risk/reward trade-off as unfavorable for these securities.

The Fund continued to benefit from its modest position in interest-only mortgage securities, which rallied significantly during the six-month period as prepayments slowed and interest income increased. In addi-
tion, the Fund’s position in commercial mortgage-backed securities added value as the sector rebounded substantially after a severe decline earlier in 2009.

Positioning for a steeper yield curve
Throughout the six-month period, the Fund’s portfolio was positioned to benefit from a steeper yield curve, which means a widening gap between short- and long-term interest rates. In practice, this involved concentrating the majority of the Fund’s investments in intermediate-term bonds, particularly those maturing in five to 10 years. This strategy proved valuable over the past six months as the yield curve grew modestly steeper.

Looking ahead, the most likely situation in which the yield curve would flatten would be if the Fed raises short-term

4	Not part of the semiannual report

“	The primary factor behind the Fund’s outperformance of both the broad bond market index and its peer group average was its significant exposure to corporate bonds. . .”

interest rates. However, we don’t believe this will happen until at least the latter half of 2010, so we intend to maintain our current positioning.

Outlook
The U.S. economy appears to be on the road to recovery, but we expect it to be a long and gradual journey as the economy faces many obstacles, from consumer deleveraging (i.e., reducing debt levels) to persistently high unemployment. A slow, steady growth environment is ideal for corporate bonds, as is the trend toward rebuilding balance sheets throughout corporate America. Furthermore, we continue to believe that valuations in this segment of the bond market remain attractive; on a historical basis, the yield spreads between Treasury and corporate bonds are roughly where they should be in the early stages of a recovery. Consequently, we intend to remain heavily weighted in the corporate sector, with limited exposure to the Treasury and mortgage-backed segments of the bond market.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results

The major factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

 1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 2As a percentage of net assets on November 30, 2009.

Not part of the semiannual report	5

A look at performance

For the period ended November 30, 2009

				Cumulative total returns (%)				SEC 30-
	Average annual returns (%)			with maximum sales charge (POP)				day yield
	with maximum sales charge (POP)			Six				(%) as of
Class	1-year	5-year	10-year	months	1-year	5-year	10-year	11-30-09
A	24.56	4.11	5.58	12.16	24.56	22.29	72.15	6.80
B	24.52	4.01	5.48	12.12	24.52	21.75	70.51	6.50
C	28.53	4.34	5.33	16.04	28.53	23.69	68.10	6.45
I1,2	31.06	5.53	6.53	17.75	31.06	30.89	88.28	7.60

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.11%, Class B — 1.81%, Class C — 1.81 and Class I — 0.65%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance date, please call 1-800-225-5291 or visit the Fund’s Web Site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and the results would have been less favorable.

 1For certain types of investors as described in the Fund’s Class I shares prospectus.

 2November 9, 1973 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is September 4, 2001. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses to Class I shares.

6	Bond Fund ï Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Government/Credit Bond Index.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index
B2	11-30-99	$17,051	$17,051	$18,715

C2	11-30-99	16,810	16,810	18,715

I3,4	11-30-99	18,828	18,828	18,715

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charges has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

[1]	NAV represents net asset value and POP represents public offering price.
[2]	No contingent deferred sales charge applicable.
[3]	For certain types of investors as described in the Fund’s Class I shares prospectus.
[4]	November 9, 1973 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is September 4, 2001. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses to Class I shares.

Semiannual report ï Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪	Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪	Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09 [1]
Class A	$1,000.00	$1,174.40	$6.10

Class B	1,000.00	1,171.20	9.91

Class C	1,000.00	1,170.40	9.90

Class I	1,000.00	1,177.50	3.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[	My account value $8,600.00	/	$1,000.00 = 8.6	]	x	$	[	“expenses paid” from table	]	=	My actual expenses

8	Bond Fund ï Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09 [1]
Class A	$1,000.00	$1,019.40	$5.67

Class B	1,000.00	1,015.90	9.20

Class C	1,000.00	1,015.90	9.20

Class I	1,000.00	1,021.90	3.24

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

 1Expenses are equal to the Fund’s annualized expense ratio of 1.12%, 1.82%, 1.82% and 0.64% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report ï Bond Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	59%

U.S. Government & Agency Obligations	18%

Collateralized Mortgage Obligations	16%

Asset-Backed Securities	3%

Preferred Stocks	1%

Short-Term Investments & Other	3%

Sector Composition[1,2]

Financials	26%

U.S. Government Agency	18%

Mortgage Bonds	16%

Consumer Discretionary	7%

Utilities	6%

Industrials	5%

Energy	5%

Materials	5%

Consumer Staples	4%

Telecommunication Services	3%

Other	5%

Quality Composition[1]

AAA	26%

AA	6%

A	19%

BBB	26%

BB	9%

B	6%

CCC	5%

Short-Term Investments & Other	3%

10	Bond Fund ï Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 58.38%				$503,116,725
(Cost $482,472,159)
Consumer Discretionary 6.98%				60,166,304
Auto Components 0.77%

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000%	11-01-15	$1,940,000	2,007,900

Exide Technologies,
Sr Sec Note Series B	10.500	03-15-13	1,945,000	1,935,275

Goodyear Tire & Rubber Company,
Sr Note	10.500	05-15-16	1,000,000	1,075,000

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	1,675,000	1,641,500

Hotels, Restaurants & Leisure 1.82%

Arcos Dorados BV,
Gtd Sr Note (S)	7.500	10-01-19	1,075,000	1,075,000

Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12-01-13	1,170,000	244,238

HRP Myrtle Beach Operations LLC,
Sr Note (H)(S)	Zero	04-01-12	1,075,000	—

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	2,435,000	2,215,850

Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)	10.250	02-15-14	2,210,000	552,500

Mashantucket Western Pequot Tribe,
Bond Series A (S)	8.500	11-15-15	395,000	94,800

MGM Mirage, Inc.,
Sr Sec Note (S)	10.375	05-15-14	350,000	373,625

Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	420,000	331,800
Sr Sub Note	7.125	08-15-14	1,050,000	661,500

MTR Gaming Group, Inc.,
Gtd Sr Sec Note (S)	12.625	07-15-14	710,000	658,525
Gtd Sr Sub Note Series B	9.000	06-01-12	1,495,000	1,151,150

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	1,190,000	1,240,575

See notes to financial statements Semiannual report ï Bond Fund	11

		Maturity
	Rate	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Seminole Tribe of Florida,
Bond (S)	6.535%	10-01-20	$2,260,000	$2,074,703

Starwood Hotels & Resorts Worldwide, Inc., Sr Note	6.250	02-15-13	1,770,000	1,800,975

Turning Stone Resort Casino Enterprise,
Sr Note (S)	9.125	09-15-14	1,890,000	1,838,025

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	1,074,000	612,180

Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07-15-16	745,000	774,800

Household Durables 0.37%

Whirlpool Corp.,
Sr Note	8.600	05-01-14	1,450,000	1,676,832
Sr Note	8.000	05-01-12	1,415,000	1,548,805

Media 3.24%

AMC Entertainment, Inc.,
Sr Note	8.750	06-01-19	525,000	534,187
Sr Sub Note	8.000	03-01-14	2,225,000	2,097,063

Cablevision Systems Corp.,
Sr Note (S)	8.625	09-15-17	550,000	563,750

Charter Communications Holdings II LLC, Gtd Sr Note (H)(S)	10.250	10-01-13	1,680,000	1,948,800

Cinemark USA, Inc.,
Gtd Sr Note (S)	8.625	06-15-19	725,000	746,750

Comcast Cable Holdings LLC,
Sr Note	9.800	02-01-12	3,715,000	4,259,274

Comcast Corp.,
Gtd Note	6.500	01-15-15	1,295,000	1,455,748

CSC Holdings, Inc.,
Sr Note	7.875	02-15-18	1,690,000	1,728,025

DirecTV Holdings LLC,
Gtd Sr Note	7.625	05-15-16	1,400,000	1,508,500
Gtd Sr Note (S)	4.750	10-01-14	1,110,000	1,145,867

Grupo Televisa SA,
Sr Bond (S)	6.625	01-15-40	1,170,000	1,171,412

News America Holdings, Inc.,
Gtd Sr Note	8.250	08-10-18	2,085,000	2,519,447

News America, Inc.,
Gtd Sr Note	6.900	03-01-19	830,000	951,317

Regal Cinemas Corp.,
Gtd Sr Note (S)	8.625	07-15-19	465,000	476,625

Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07-01-18	1,995,000	2,227,021

Time Warner Entertainment Company LP,
Gtd Sr Deb	8.375	03-15-23	1,705,000	2,031,729

12	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Media (continued)

XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000%	08-01-13	$2,000,000	$2,075,000
Sr Sec Note (S)	11.250	06-15-13	415,000	437,825

Multiline Retail 0.19%

Macy’s Retail Holdings, Inc.,
Gtd Note	8.875	07-15-15	1,540,000	1,636,250

Personal Products 0.07%

Revlon Consumer Products Corp.,
Gtd Sec Sr Note (S)	9.750	11-15-15	570,000	578,550

Specialty Retail 0.33%

Staples, Inc.,
Sr Note	9.750	01-15-14	1,870,000	2,261,606

Toys R Us Property Company LLC,
Sr Sec Note (S)	8.500	12-01-17	570,000	570,000

Textiles, Apparel & Luxury Goods 0.19%

Burlington Coat Factory Warehouse Corp.,
Gtd Sr Note	11.125	04-15-14	1,600,000	1,656,000
Consumer Staples 4.16%				35,885,917
Beverages 1.03%

Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	5.375	01-15-20	1,005,000	1,054,704
Gtd Sr Note (S)	4.125	01-15-15	1,655,000	1,704,559

Dr Pepper Snapple Group, Inc.,
Gtd Sr Note	6.820	05-01-18	1,215,000	1,406,828
Gtd Sr Note	6.120	05-01-13	885,000	979,167

Miller Brewing Company,
Gtd Note (S)	5.500	08-15-13	1,580,000	1,712,396

SABMiller PLC,
Sr Note (S)	6.500	07-15-18	1,850,000	2,076,631

Food & Staples Retailing 0.55%

ASG Consolidated LLC-ASG Finance, Inc.,
Sr Note	11.500	11-01-11	1,670,000	1,624,075

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then 3 mth LIBOR + 206.5 bps)	6.302	06-01-37	3,635,000	3,126,100

Food Products 0.96%

Bunge Ltd. Finance Corp.,
Gtd Sr Note	8.500	06-15-19	890,000	1,037,317
Gtd Sr Note	5.350	04-15-14	2,100,000	2,171,650

Kraft Foods, Inc.,
Sr Note	6.000	02-11-13	2,760,000	3,003,714

Smithfield Foods, Inc.,
Gtd Sr Sec Note (S)	10.000	07-15-14	1,195,000	1,251,763

See notes to financial statements Semiannual report ï Bond Fund	13

		Maturity
	Rate	date	Par value	Value
Food Products (continued)

Tyson Foods, Inc.,
Sr Note	10.500%	03-01-14	$705,000	$796,650

Household Products 0.23%

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	2,005,000	1,954,875

Personal Products 0.07%

JohnsonDiversey, Inc.,
Sr Note (S)	8.250	11-15-19	575,000	573,562

Tobacco 1.32%

Alliance One International, Inc.,
Gtd Sr Note	8.500	05-15-12	890,000	903,350
Sr Note	10.000	07-15-16	1,640,000	1,722,000

Altria Group, Inc.,
Gtd Sr Note	8.500	11-10-13	3,355,000	3,932,100

Philip Morris International, Inc.,
Sr Note	5.650	05-16-18	2,905,000	3,158,952

Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	1,535,000	1,695,524
Energy 5.24%				45,190,457
Energy Equipment & Services 0.61%

Drummond Company, Inc.,
Sr Note (S)	7.375	02-15-16	2,130,000	2,007,525

NGPL Pipeco LLC,
Sr Note (S)	7.119	12-15-17	2,150,000	2,425,441

Petrobras International Finance Company, Gtd Sr Note	5.750	01-20-20	860,000	876,125

Oil, Gas & Consumable Fuels 4.63%

Arch Coal, Inc.,
Sr Note (S)	8.750	08-01-16	410,000	422,300

Buckeye Partners LP,
Sr Note	5.125	07-01-17	1,260,000	1,273,061

Cenovus Energy, Inc.,
Gtd Sr Note (S)	5.700	10-15-19	825,000	874,703
Sr Note (S)	4.500	09-15-14	1,545,000	1,618,956

Energy Transfer Partners LP,
Sr Note	9.700	03-15-19	1,445,000	1,804,526
Sr Note	8.500	04-15-14	1,450,000	1,695,649

Enterprise Products Operating LLC,
Gtd Jr Sub Note (7.000% to 6-1-17 then 3 mth LIBOR + 277.75 bps)	7.000	06-01-67	2,640,000	2,336,400
Gtd Jr Sub Note (7.034% to 1-15-18 then greater of 3 mth LIBOR + 268 bps or 7.034%)	7.034	01-15-68	2,130,000	1,956,938
Gtd Sr Note Series G	5.600	10-15-14	2,760,000	3,002,996

14	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Gulf South Pipeline Company LP,
Sr Note (S)	5.750%	08-15-12	$1,460,000	$1,561,136

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	840,000	979,082
Sr Note	9.000	02-01-19	1,430,000	1,763,098
Sr Note	5.125	11-15-14	980,000	1,044,445

MarkWest Energy Partners LP,
Gtd Sr Note Series B	8.500	07-15-16	1,745,000	1,758,087

McMoRan Exploration Company,
Gtd Sr Note	11.875	11-15-14	1,230,000	1,242,300

Nustar Logistics LP,
Gtd Sr Note	7.650	04-15-18	1,390,000	1,563,322

ONEOK Partners LP,
Gtd Sr Note	6.150	10-01-16	3,020,000	3,200,469
Sr Note	8.625	03-01-19	1,455,000	1,780,742

Petro-Canada,
Sr Note	6.050	05-15-18	1,415,000	1,537,559

Petroleos Mexicanos,
Gtd Note (S)	4.875	03-15-15	1,965,000	1,969,912

Regency Energy Partners LP,
Sr Note (S)	9.375	06-01-16	1,225,000	1,295,438

Southern Union Company,
Jr Sub Note, Series A (7.200% to 11-01-11 then 3 mth LIBOR + 301.75 bps quarterly)	7.200	11-01-66	1,375,000	1,141,250

Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04-15-18	1,440,000	1,571,401

Woodside Finance, Ltd.,
Note (S)	4.500	11-10-14	2,430,000	2,487,596
Financials 21.94%				189,040,773
Capital Markets 3.44%

Bear Stearns Companies., Inc.,
Sr Note	7.250	02-01-18	1,950,000	2,255,035

Charles Schwab Corp.,
Sr Note	4.950	06-01-14	1,475,000	1,597,347

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	1,830,000	1,883,504
Sr Note	7.500	02-15-19	2,030,000	2,397,278
Sr Note	5.125	01-15-15	3,045,000	3,232,319

Inmarsat Finance PLC,
Gtd Sr Note (S)	7.375	12-01-17	430,000	441,966

Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	1,115,000	948,995

Macquarie Group, Ltd.,
Sr Note (S)	7.300	08-01-14	1,085,000	1,185,821

See notes to financial statements Semiannual report ï Bond Fund	15

		Maturity
	Rate	date	Par value	Value
Capital Markets (continued)

Merrill Lynch & Company, Inc.,
Jr Sub Bond	7.750%	05-14-38	$1,770,000	$1,954,133
MTN	6.875	04-25-18	3,095,000	3,319,787

Morgan Stanley,
Sr Note	7.300	05-13-19	2,070,000	2,333,343
Sr Note Series MTN	6.625	04-01-18	3,230,000	3,504,272

Northern Trust Company,
Sr Note	4.625	05-01-14	1,600,000	1,743,294
Sub Note	6.500	08-15-18	920,000	1,071,047

TD Ameritrade Holding Corp.,
Gtd Note	5.600	12-01-19	1,755,000	1,784,465

Commercial Banks 3.21%

Allfirst Preferred Capital Trust,
Gtd Jr Sub Note (P)	1.784	07-15-29	1,305,000	840,890

BPCE SA,
Sub Bond (12.50% to 9-30-19 then 3 mth LIBOR + 12.98%) (S)	12.500	08-30-49	1,239,000	1,450,026

Chuo Mitsui Trust & Banking Company Ltd.,
Jr Sub Note (5.506% to 4-15-15 then 3 mth LIBOR + 249 bps quarterly) (S)	5.506	12-15-49	2,530,000	2,310,700

Credit Suisse New York,
Sr Note	5.300	08-13-19	1,680,000	1,760,443

Lloyds TSB Group PLC,
Note (P)(S)	6.413	12-31-49	2,410,000	1,301,400

Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12-29-49	1,110,000	1,104,450

Regions Financial Corp.,
Sr Note	7.750	11-10-14	1,825,000	1,833,842

Royal Bank of Scotland Group Plc,
Jr Sub Bond Series MTN (7.640% to 9-29-17 then variable)	7.640	03-31-49	1,400,000	654,500
Sr Note	6.400	10-21-19	1,530,000	1,550,989

Santander Issuances S.A.,
Sub Note (6.500% to 11-11-14 then variable) (S)	6.500	08-11-19	3,300,000	3,622,714

Silicon Valley Bank,
Sub Note	6.050	06-01-17	2,335,000	2,211,754

SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01-01-49	2,215,000	1,833,954

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	1,840,000	1,797,700

Wachovia Bank NA,
Sub Note	5.850	02-01-37	1,665,000	1,617,797
Sub Note Series BKNT	6.600	01-15-38	1,360,000	1,450,293

16	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Commercial Banks (continued)

Westpac Banking Corp.,
Sr Note	4.875%	11-19-19	$2,275,000	$2,309,773

Consumer Finance 1.70%

American Express Company,
Sr Note	7.000	03-19-18	1,995,000	2,222,169

American Express Credit Company,
Sr Note Series C	7.300	08-20-13	2,700,000	3,066,968

Capital One Financial Corp.,
Sr Note	7.375	05-23-14	2,430,000	2,787,242

Discover Financial Services,
Sr Note	10.250	07-15-19	2,400,000	2,818,824

Ford Motor Credit Company LLC,
Sr Note	7.500	08-01-12	375,000	371,625

Nelnet, Inc.,
Note (7.400% to 9-1-11 then 3 mth LIBOR + 337.5 bps)	7.400	09-29-36	2,595,000	1,890,909

SLM Corp.,
Sr Note Series MTN	8.450	06-15-18	1,650,000	1,490,440

Diversified Financial Services 6.29%

American Honda Finance Corp.,
Note (S)	7.625	10-01-18	2,750,000	3,219,472

Astoria Depositor Corp.,
Series B (S)	8.144	05-01-21	3,590,000	2,872,000

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	3,286,000	3,630,833

Bosphorus Financial Services, Ltd.,
Sec Note (P)(S)	2.240	02-15-12	1,496,250	1,425,045

Citigroup, Inc.,
Sr Note	6.375	08-12-14	3,280,000	3,450,219
Sr Note	6.125	11-21-17	2,925,000	2,938,780
Sr Note	5.850	12-11-34	1,275,000	1,108,338

CME Group, Inc.,
Sr Note	5.750	02-15-14	2,025,000	2,253,531

ERAC USA Finance Company,
Gtd Sr Note (S)	6.375	10-15-17	1,730,000	1,795,174

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Series B	7.990	12-30-11	2,388,000	2,397,523

General Electric Capital Corp.,
Sr Note	5.625	05-01-18	1,910,000	1,969,357
Sr Note Series MTN	6.000	08-07-19	1,340,000	1,411,496

Harley-Davidson Funding Corp.,
Gtd Sr Note (S)	5.750	12-15-14	2,300,000	2,319,297

Hyundai Capital Services,
Sr Note (S)	6.000	05-05-15	1,715,000	1,792,573

See notes to financial statements Semiannual report ï Bond Fund	17

		Maturity
	Rate	date	Par value	Value
Diversified Financial Services (continued)

JPMorgan Chase & Company,
Jr Sub Note Series 1 (7.900% to 4-30-18 then 3 mth LIBOR + 347 bps)	7.900%	04-30-18	$2,470,000	$2,415,462
Sr Bond	6.000	01-15-18	3,260,000	3,533,899
Sr Note	4.650	06-01-14	2,575,000	2,750,721

PNC Funding Corp.,
Gtd Sr Note	4.250	09-21-15	2,780,000	2,871,409

Rabobank Nederland NV,
Jr Sub Note (11.000% to 6-4-19 then variable) (S)	11.000	06-30-19	3,204,000	3,961,451

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable) (S)	6.091	12-22-49	2,900,000	2,015,500

Volvo Treasury AB,
Note (S)	5.950	04-01-15	2,215,000	2,316,812

Voto-Votorantim Overseas Trading Operations NV,
Gtd Sr Note (S)	6.625	09-25-19	1,800,000	1,773,000

Insurance 3.94%

Aflac, Inc., Sr Note	8.500	05-15-19	1,455,000	1,723,250

AXA SA,
Sub Note (6.379% to 12-13-46 then 3 mth LIBOR + 225.6 bps) (S)	6.379	12-14-49	1,170,000	938,925

CNA Financial Corp.,
Sr Note	7.350	11-15-19	1,280,000	1,300,916
Sr Note	6.500	08-15-16	1,315,000	1,306,305

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then 3 mth LIBOR + 200.25 bps)	6.150	11-15-66	1,640,000	1,049,600

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	1,425,000	1,439,296

Liberty Mutual Group, Inc.,
Bond (S)	7.300	06-15-14	2,330,000	2,364,766
Gtd Bond (S)	7.800	03-15-37	2,635,000	2,081,650
Gtd Bond (S)	7.500	08-15-36	3,070,000	2,762,150

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then 3 mth LIBOR + 204 bps)	6.050	04-20-67	915,000	654,225
Sr Note	8.750	07-01-19	2,045,000	2,385,660

Massachusetts Mutual Life Insurance Company, Sub Note (S)	8.875	06-01-39	895,000	1,096,658

MetLife, Inc.,
Sr Note	6.750	06-01-16	1,445,000	1,659,915

New York Life Insurance Company,
Sub Note (S)	6.750	11-15-39	2,330,000	2,354,088

18	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Insurance (continued)

Progressive Corp.,
Jr Sub Debenture (6.700% to 6-1-17 then 3 mth LIBOR + 201.75 bps)	6.700%	06-15-37	$1,225,000	$1,041,250

Prudential Financial, Inc.,
Sr Note Series D	5.150	01-15-13	2,700,000	2,854,734
Sr Note MTN Series D	7.375	06-15-19	885,000	1,005,241

QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03-14-14	1,739,000	2,016,788

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then 3 mth LIBOR + 417.7 bps) (S)	8.300	10-15-37	970,000	805,100

Unum Group,
Sr Note	7.125	09-30-16	1,570,000	1,651,324

W.R. Berkley Corp.,
Sr Note	5.600	05-15-15	1,460,000	1,477,911

Real Estate Investment Trusts 3.36%

AMB Property L.P.,
Gtd Note	6.625	12-01-19	1,965,000	1,978,401

Boston Properties LP,
Sr Note	5.875	10-15-19	1,085,000	1,110,703

Brandywine Operating Partnership LP,
Gtd Sr Note	7.500	05-15-15	1,390,000	1,423,923

Dexus Property Group,
Gtd Note (S)	7.125	10-15-14	1,985,000	2,035,340

Duke Realty LP,
Sr Note	8.250	08-15-19	2,035,000	2,200,897

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	1,835,000	1,848,484

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	1,340,000	1,415,938

HRPT Properties Trust,
Sr Note	6.650	01-15-18	1,070,000	1,015,166

Mack-Cali Realty Corp.,
Sr Note	7.750	08-15-19	1,345,000	1,434,463

Nationwide Health Properties, Inc.,
Sr Note	6.500	07-15-11	1,745,000	1,820,611

Plum Creek Timberlands LP,
Gtd Sr Note	5.875	11-15-15	1,740,000	1,824,099

ProLogis,
Sr Note	6.625	05-15-18	2,285,000	2,226,024
Sr Note	5.625	11-15-15	1,615,000	1,571,650

Simon Property Group LP,
Sr Note	10.350	04-01-19	1,495,000	1,929,245
Sr Note	5.625	08-15-14	2,520,000	2,674,859

See notes to financial statements Semiannual report ï Bond Fund	19

		Maturity
	Rate	date	Par value	Value
Real Estate Investment Trusts (continued)

WEA Finance LLC,
Gtd Sr Note (S)	6.750%	09-02-19	$1,180,000	$1,239,923
Gtd Sr Note (S)	5.400	10-01-12	1,095,000	1,147,395
Health Care 0.82%				7,103,053
Health Care Equipment & Supplies 0.14%

Inverness Medical Innovations, Inc.,
Sr Note (S)	7.875	02-01-16	1,225,000	1,203,562

Health Care Providers & Services 0.47%

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	3,615,000	4,104,941

Pharmaceuticals 0.21%

Watson Pharmaceuticals, Inc.,
Sr Note	6.125	08-15-19	1,690,000	1,794,550
Industrials 4.77%				41,117,387
Aerospace & Defense 0.31%

BE Aerospace, Inc.,
Sr Note	8.500	07-01-18	1,150,000	1,190,250

Embraer Overseas, Ltd.,
Gtd Sr Note	6.375	01-15-20	1,535,000	1,488,950

Airlines 1.63%

Continental Airlines, Inc.,
Series 1991-1 Class A	6.545	02-02-19	729,897	704,351
Series 2000-2 Class B	8.307	04-02-18	1,157,622	1,099,741
Series 2001-1 Class C	7.033	06-15-11	574,842	540,351
Sr Sec Bond Series 981A	6.648	09-15-17	705,222	662,909

Delta Air Lines, Inc.,
Collateralized Bond	6.821	08-10-22	2,844,894	2,667,088
Series 2002-1 Class G2	6.417	07-02-12	2,955,000	2,807,250
Sr Sec Note (S)	9.500	09-15-14	1,435,000	1,456,525

Northwest Airlines, Inc.,
Gtd Note Series 2007-1 Class A	7.027	11-01-19	1,629,295	1,417,487

United Air Lines, Inc.,
Gtd Note	10.400	11-01-16	795,000	818,850
Gtd Note	9.750	01-15-17	1,825,000	1,852,375

Commercial Services & Supplies 0.23%

ACCO Brands Corp.,
Gtd Sr Sec Note (S)	10.625	03-15-15	315,000	339,806

Geo Group, Inc.,
Gtd Sr Note (S)	7.750	10-15-17	290,000	294,350

Waste Management, Inc.,
Gtd Sr Note	6.125	11-30-39	1,335,000	1,376,918

Construction Materials 0.12%

Odebrecht Finance, Ltd.,
Gtd Sr Note (S)	7.000	04-21-20	1,030,000	1,001,675

20	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Industrial Conglomerates 0.20%

Hutchison Whampoa International, Ltd.,
Gtd Note (S)	5.750%	09-11-19	$1,675,000	$1,726,476

Machinery 0.66%

Altra Holdings, Inc.,
Sr Sec Note (S)	8.125	12-01-16	805,000	809,025

Case New Holland, Inc.,
Gtd Sr Note (S)	7.750	09-01-13	1,375,000	1,371,563

Ingersoll-Rand Global Holding Company, Ltd.,
Gtd Note	6.875	08-15-18	2,095,000	2,369,177

Terex Corp.,
Sr Note	10.875	06-01-16	1,105,000	1,174,062

Marine 0.22%

Navios Maritime Holdings, Inc.,
Sr Note	9.500	12-15-14	1,975,000	1,942,906

Road & Rail 0.65%

CSX Corp.,
Sr Note	5.500	08-01-13	2,530,000	2,750,720

Kansas City Southern,
Sr Note	9.375	05-01-12	1,810,000	1,850,725

RailAmerica, Inc.,
Gtd Sr Sec Note (S)	9.250	07-01-17	945,000	987,525

Trading Companies & Distributors 0.57%

GATX Corp.,
Sr Note	8.750	05-15-14	2,375,000	2,740,444

United Rentals North America, Inc.,
Gtd Sr Note (S)	10.875	06-15-16	530,000	563,125
Gtd Sr Note	7.000	02-15-14	1,805,000	1,592,913

Transportation Infrastructure 0.18%

CMA CGM SA,
Sr Note (S)	7.250	02-01-13	2,690,000	1,519,850
Information Technology 1.23%				10,585,805
Electronic Equipment, Instruments & Components 0.59%

Amphenol Corp.,
Sr Note	4.750	11-15-14	2,160,000	2,200,381

Tyco Electronics Group SA,
Gtd Note	6.000	10-01-12	1,760,000	1,891,982
Gtd Sr Note	6.550	10-01-17	970,000	1,034,555

IT Services 0.20%

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	1,505,000	1,703,579

Office Electronics 0.44%

Xerox Corp.,
Sr Note	8.250	05-15-14	1,160,000	1,349,560
Sr Note	6.750	02-01-17	2,204,000	2,405,748

See notes to financial statements Semiannual report ï Bond Fund	21

		Maturity
	Rate	date	Par value	Value
Materials 4.41%				$37,966,381
Chemicals 0.75%

American Pacific Corp.,
Gtd Sr Note	9.000%	02-01-15	$2,160,000	2,014,200

Ecolab, Inc.,
Sr Note	4.875	02-15-15	1,515,000	1,626,365

RPM International, Inc.,
Sr Note	6.500	02-15-18	1,325,000	1,371,599

Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04-01-15	1,490,000	1,415,500

Construction Materials 0.39%

CRH America, Inc.,
Gtd Note	8.125	07-15-18	1,930,000	2,260,779

Holcim US Finance Sarl & Cie SCS,
Gtd Note (S)	6.000	12-30-19	1,035,000	1,099,166

Containers & Packaging 0.29%

BWAY Corp.,
Sr Sub Note (S)	10.000	04-15-14	1,390,000	1,456,025

Graphic Packaging International, Inc.,
Gtd Sr Note	9.500	06-15-17	495,000	522,225

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-12-13	605,000	526,350

Food Products 0.22%

Mosaic Co.,
Sr Note (S)	7.625	12-01-16	1,780,000	1,909,281

Metals & Mining 1.87%

Allegheny Technologies, Inc.,
Sr Note	9.375	06-01-19	1,205,000	1,386,614

ArcelorMittal,
Sr Note	9.850	06-01-19	2,360,000	2,907,765

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	1,835,000	1,814,356

Commercial Metals Company,
Sr Note	7.350	08-15-18	1,295,000	1,402,866

Gerdau Holdings, Inc.,
Gtd Sr Note (S)	7.000	01-20-20	1,345,000	1,334,240

Rio Tinto Alcan, Inc.,
Sr Note	6.125	12-15-33	1,725,000	1,785,760

Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	8.950	05-01-14	1,455,000	1,749,658

Teck Resources, Ltd.,
Sr Sec Note	10.750	05-15-19	835,000	974,862

Vale Overseas, Ltd.,
Gtd Note	6.875	11-10-39	1,290,000	1,333,397

22	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Metals & Mining (continued)

Vedanta Resources PLC,
Note (S)	8.750%	01-15-14	$1,445,000	$1,448,613

Paper & Forest Products 0.89%

International Paper Company,
Sr Note	9.375	05-15-19	1,650,000	2,047,158
Sr Note	7.950	06-15-18	2,130,000	2,465,839

NewPage Corp.,
Gtd Sr Sec Note (S)	11.375	12-31-14	540,000	531,900

PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08-01-14	385,000	422,538

Solo Cup Company,
Sr Sec Note (S)	10.500	11-01-13	570,000	599,925

Verso Paper Holdings LLC,
Gtd Sr Note Series B	9.125	08-01-14	1,695,000	1,559,400
Telecommunication Services 3.12%				26,868,877
Diversified Telecommunication Services 1.77%

Axtel SAB de CV,
Sr Note (S)	9.000	09-22-19	630,000	644,175
CenturyTel, Inc.,
Sr Note	6.150	09-15-19	1,320,000	1,358,850

Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	1,825,000	1,813,594

Citizens Communications Company,
Sr Note	6.250	01-15-13	2,087,000	2,050,477

Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06-15-16	1,585,000	1,676,138

Qwest Corp.,
Sr Note	7.875	09-01-11	1,620,000	1,682,775

Telecom Italia Capital SA,
Gtd Sr Note	6.175	06-18-14	1,405,000	1,550,606

Verizon Wireless Capital LLC,
Sr Note	7.375	11-15-13	1,470,000	1,712,259

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	2,695,000	2,715,213

Wireless Telecommunication Services 1.35%

America Movil SAB de CV,
Sr Sec Note	5.750	01-15-15	1,595,000	1,718,638

American Tower Corp.,
Sr Note (S)	4.625	04-01-15	1,365,000	1,399,616

Crown Castle International Corp.,
Sr Note	7.125	11-01-19	710,000	701,125

Digicel Group, Ltd.,
Sr Note (S)	12.000	04-01-14	1,140,000	1,273,950
Sr Note (S)	8.875	01-15-15	2,115,000	2,051,550

See notes to financial statements Semiannual report ï Bond Fund	23

		Maturity
	Rate	date	Par value	Value
Wireless Telecommunication Services (continued)

NII Capital Corp.,
Gtd Sr Note (S)	10.000%	08-15-16	$940,000	$996,400

Roger’s Communication, Inc.,
Sr Note	6.750	03-15-15	1,595,000	1,825,911
SBA Telecommunications, Inc.,
Gtd Sr Note (S)	8.000	08-15-16	545,000	561,350

Sprint Capital Corp.,
Gtd Note	7.625	01-30-11	1,125,000	1,136,250

Utilities 5.71%				49,191,771
Electric Utilities 3.11%

Allegheny Energy Supply Company LLC,
Sr Note (S)	5.750	10-15-19	1,160,000	1,151,218

Aquila, Inc.,
Sr Note	11.875	07-01-12	1,615,000	1,878,030

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	2,163,000	2,488,930

Commonwealth Edison Company,
Sec Bond	5.800	03-15-18	2,995,000	3,272,127

Delmarva Power & Light Company,
1st Mtg Bond	6.400	12-01-13	1,475,000	1,673,995

Duke Energy Corp.,
Sr Note	6.300	02-01-14	1,465,000	1,634,134

FirstEnergy Solutions Corp.,
Gtd Sr Note (S)	4.800	02-15-15	1,495,000	1,553,698

Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01-15-19	2,395,000	2,630,716

ITC Holdings Corp.,
Sr Note (S)	5.875	09-30-16	745,000	773,476

Monongahela Power Company,
Sec Bond (S)	7.950	12-15-13	2,705,000	3,018,637

Nevada Power Company,
Mtg Note Series L	5.875	01-15-15	1,540,000	1,690,552

PNPP II Funding Corp.,
Sec Collateralized Bond	9.120	05-30-16	944,000	1,053,504

Texas Competitive Electric Holdings Company LLC,
Gtd Sr Note Series A	10.250	11-01-15	2,505,000	1,778,550

Waterford 3 Funding Corp.,
Sec Bond	8.090	01-02-17	2,096,292	2,205,509

Gas Utilities 0.49%

DCP Midstream LLC,
Sr Note (S)	9.750	03-15-19	1,705,000	2,079,595

EQT Corp.,
Sr Note	8.125	06-01-19	1,080,000	1,261,265

24	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Gas Utilities (continued)

Questar Market Resources, Inc.,
Sr Note	6.800%	03-01-20	$835,000	$898,718

Independent Power Producers & Energy Traders 0.54%

AES Eastern Energy LP, Sr Pass Thru Ctf Series 1999-A	9.000	01-02-17	3,124,140	3,135,856

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	1,405,000	1,454,175

Multi-Utilities 1.12%

DTE Energy Company,
Sr Note	7.625	05-15-14	1,310,000	1,481,499

PG&E Corp.,
Sr Note	5.750	04-01-14	1,740,000	1,917,463

Sempra Energy,
Sr Bond	8.900	11-15-13	1,415,000	1,685,576
Sr Note	6.500	06-01-16	1,745,000	1,945,783

Teco Finance, Inc.,
Gtd Sr Note	7.000	05-01-12	1,166,000	1,262,253
Gtd Sr Note	6.572	11-01-17	1,304,000	1,366,978

Water Utilities 0.45%

Indiantown Cogeneration LP,
1st Mtg Note Series A-9	9.260	12-15-10	529,712	533,897

Midwest Generation LLC,
Note Series B	8.560	01-02-16	2,483,531	2,508,366

Salton Sea Funding Corp.,
Sr Sec Bond Series F	7.475	11-30-18	781,098	857,271

U.S. Government & Agency Obligations 17.96%				$154,785,854
(Cost $148,741,656)
U.S. Government 1.85%				15,964,705

U.S. Treasury Bonds,
Bond	4.500	08-15-39	5,015,000	5,268,884
Bond	4.250	05-15-39	6,250,000	6,297,850

U.S. Treasury Notes,
Note	3.375	11-15-19	815,000	826,972
Note	2.375	10-31-14	3,505,000	3,570,999

U.S. Government Agency 16.11%				138,821,149

Federal Home Loan Bank,
Bond	5.375	05-18-16	3,665,000	4,176,454

Federal Home Loan Mortgage Corp., 30 Yr Pass Thru Ctf	5.000	07-01-35	7,224,326	7,597,676

Federal National Mortgage Association,
15 Yr Pass Thru Ctf	4.000	06-01-24	29,367,799	30,214,417
30 Yr Pass Thru Ctf	5.500	05-01-35	17,250,222	18,431,459
30 Yr Pass Thru Ctf (P)	5.308	12-01-38	4,002,705	4,255,842
30 Yr Pass Thru Ctf (P)	5.244	12-01-38	1,898,522	2,011,455
30 Yr Pass Thru Ctf	5.000	11-01-33	3,788,219	3,990,208

See notes to financial statements Semiannual report ï Bond Fund	25

		Maturity
	Rate	date	Par value	Value
U.S. Government Agency (continued)

30 Yr Pass Thru Ctf	5.000%	03-01-38	$4,877,480	$5,123,831
30 Yr Pass Thru Ctf	5.000	03-01-38	15,057,119	15,817,621
30 Yr Pass Thru Ctf	5.000	05-01-38	19,238,115	20,250,116
30 Yr Pass Thru Ctf (P)	4.893	12-01-38	2,931,664	3,095,208
Bond	4.000	07-01-24	18,921,787	19,467,266
Note	1.875	10-29-12	4,360,000	4,389,596

Convertible Bonds 0.12%				$1,016,863
(Cost $930,000)
Industrials 0.12%				1,016,863
Airlines 0.08%

US Airways Group, Inc.,
Conv Sr Note	7.250	05-15-14	680,000	674,050

Machinery 0.04%

Terex Corp.,
Bond	4.000	06-01-15	250,000	342,813

Municipal Bonds 0.17%				$1,477,858
(Cost $1,470,188)
California 0.17%				1,477,858
State of California,
Taxable Various Purposes	6.200	10-01-19	1,455,000	1,477,858

Term Loans 0.16%				$1,360,935
(Cost $1,571,891)
Consumer Discretionary 0.06%				537,335
Hotels, Restaurants & Leisure 0.06%

East Valley Tourist Development Authority, Tranche	12.00	08-06-12	778,747	537,335

Financials 0.10%				823,600
Real Estate Management & Development 0.10%

Realogy Corp., Tranche	13.500	10-16-17	800,000	823,600

Collateralized Mortgage Obligations 15.60%				$134,460,907
(Cost $160,622,723)
American Home Mortgage Assets,
Series 2006-6, Class A1A (P)	0.426	12-25-46	2,598,489	1,264,740
Series 2006-6, Class XP IO	0.647	12-25-46	35,008,898	1,575,400
Series 2007-5, Class XP IO	3.241	06-25-47	33,733,954	1,918,619

American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.078	05-25-47	28,393,779	1,756,865

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	2,875,000	2,918,125
Series 2007-1A, Class D (S)	5.957	04-15-37	3,175,000	3,175,000

26	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)

Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4 (P)	5.351%	09-10-47	$2,965,000	$3,006,785
Series 2006-2, Class A3 (P)	5.900	05-10-45	5,400,000	5,400,962
Series 2006-3, Class A4 (P)	5.889	07-10-44	5,260,000	4,732,353
Series 2006-4, Class A3A	5.600	07-10-46	4,245,000	4,009,041

Banc of America Funding Corp.,
Series 2006-B, Class 6A1 (P)	5.827	03-20-36	2,829,118	1,892,333
Series 2007-E, Class 4A1 (P)	5.736	07-20-47	1,767,123	1,138,254

Bear Stearns Alt-A Trust,
Series 2005-3, Class B2 (P)	5.122	04-25-35	1,161,300	70,812

Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2006-PW14, Class D (S)	5.412	12-11-38	2,480,000	607,701

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.456	08-25-36	1,652,880	814,126

Chaseflex Trust,
Series 2005-2, Class 4A1	5.000	05-25-20	2,037,617	1,858,689

Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3 (P)	5.913	03-15-49	3,350,000	3,222,812

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A (P)	5.830	12-25-35	2,076,169	1,301,559
Series 2005-5, Class 2A3	5.000	08-25-35	1,271,283	1,223,212

Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class C (P)	5.399	07-15-44	1,030,000	664,053

ContiMortgage Home Equity Loan Trust,
Series 1995-2 Class A-5	8.100	08-15-25	200,951	174,853

Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A2	6.500	11-25-37	4,890,639	3,081,866
Series 2005-59, Class 2X IO	2.826	11-20-35	28,855,913	858,463
Series 2006-11CB, Class 3A1	6.500	05-25-36	3,235,453	2,038,841

Crown Castle Towers LLC,
Series 2006-1A, Class F (S)	6.650	11-15-36	5,065,000	5,140,975
Series 2006-1A, Class E (S)	6.065	11-15-36	2,900,000	2,965,250

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	1,065,000	894,004

DSLA Mortgage Loan Trust,
Series 2005-AR5, Class X2 IO	2.885	08-19-45	23,321,968	911,014

First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	3,079,125	2,350,719
Series 2004-AA5, Class B1 (P)	2.635	12-25-34	1,173,997	107,650

Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F (S)	7.050	05-15-37	780,000	697,414

See notes to financial statements Semiannual report ï Bond Fund	27

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)

GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B (P)	5.686%	05-10-40	$7,495,000	$7,422,544

GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1 (P)	5.628	04-19-36	2,014,723	1,508,888

Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A3 (P)	0.516	06-25-45	551,363	137,090
Series 2005-AR4, Class 4A2 (P)	0.596	10-25-45	2,466,308	836,162
Series 2006-AR1, Class A2A (P)	0.606	02-25-36	3,952,701	1,084,836

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class C (P)	5.554	03-10-39	1,810,000	622,497
Series 2007-GG9, Class F (P)	5.633	03-10-39	995,000	245,737

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444	03-10-39	4,670,000	3,985,208

GSR Mortgage Loan Trust,
Series 2004-9, Class B1 (P)	4.054	08-25-34	1,662,899	668,012
Series 2006-AR1, Class 3A1 (P)	5.347	01-25-36	4,481,102	3,295,250

Harborview Mortgage Loan Trust,
Series 2005-11, Class X IO	2.800	08-19-45	16,025,901	661,068
Series 2005-16, Class 2A1B (P)	0.567	01-19-36	1,463,615	386,770
Series 2005-8, Class 1X IO	2.672	09-19-35	24,236,769	920,241
Series 2006-SB1, Class A1A (P)	1.482	12-19-36	2,978,832	1,074,448
Series 2007-3, Class ES	0.350	05-19-47	55,841,334	523,513
Series 2007-4, Class ES (P)	0.350	07-19-47	58,363,812	547,161
Series 2007-6, Class ES (S)	0.342	08-19-37	43,094,898	404,015

IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1	5.296	01-25-35	1,161,480	178,225
Series 2005-AR18, Class 1X IO	2.699	10-25-36	39,234,365	1,200,572
Series 2005-AR18, Class 2X IO	2.427	10-25-36	66,759,618	2,082,900
Series 2005-AR5, Class B1 (P)	4.380	05-25-35	1,631,931	51,762

JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP7, Class A4 (P)	6.065	04-15-45	3,345,000	3,180,986
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	3,635,000	3,160,538
Series 2005-LDP4, Class B (P)	5.129	10-15-42	1,646,000	860,995

JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5 (P)	5.767	01-25-37	3,614,825	759,359
Series 2005-S2, Class 2A16	6.500	09-25-35	2,019,983	1,979,899
Series 2005-S3, Class 2A2	5.500	01-25-21	2,339,264	2,247,155

LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4 (P)	6.080	06-15-38	3,950,000	3,852,954

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4 (P)	6.104	06-12-46	4,535,000	4,405,739

28	Bond Fund ï Semiannual report See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)

MLCC Mortgage Investors, Inc.,
Series 2007-3, Class M1 (P)	5.915%	09-25-37	$1,564,541	$483,469
Series 2007-3, Class M2 (P)	5.915	09-25-37	584,832	228,489
Series 2007-3, Class M3 (P)	5.915	09-25-37	374,896	132,493

Morgan Stanley Capital I,
Series 2005-HQ7, Class A4 (P)	5.378	11-14-42	3,065,000	3,115,450
Series 2005-IQ10, Class A4A (P)	5.230	09-15-42	2,680,000	2,696,247
Series 2006-IQ12, Class E (P)	5.538	12-15-43	2,430,000	475,120

Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1 (P)	4.285	05-25-35	1,564,066	407,035

Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5 (P)	5.945	12-25-35	2,121,214	1,205,174
Series 2005-QO4, Class XIO (P)	2.969	12-25-45	45,995,902	1,782,341

Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1	6.500	07-25-36	3,608,640	2,201,834

Structured Asset Securities Corp.,
Series 2003-6A, Class B1 (P)	4.323	03-25-33	2,196,063	950,209

Washington Mutual, Inc.,
Series 2005-AR13, Class X IO	1.961	10-25-45	143,299,548	3,761,613
Series 2005-AR19, Class B1 (P)	0.936	12-25-45	2,346,195	291,768
Series 2005-6, Class 1CB	6.500	08-25-35	1,314,605	959,867
Series 2007-OA5, Class 1XPP IO	0.851	06-25-47	147,423,792	1,704,588
Series 2007-OA6, Class 1XPP IO	0.796	07-25-47	85,175,168	851,752
Series 2005-AR19, Class A1B3 (P)	0.586	12-25-45	1,034,466	387,266
Series 2006-AR4, Class 1A1B (P)	1.572	05-25-46	2,646,600	742,107
Series 2005-AR13, Class B1 (P)	0.836	10-25-45	4,025,651	443,855
Series 2005-AR6, Class B1 (P)	0.836	04-25-45	4,519,123	453,111

Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3 (P)	5.665	10-25-36	3,842,255	1,130,105

Asset Backed Securities 3.47%				$29,945,720
(Cost $35,717,746)
Bank of America Auto Trust,
Series 2009-1A, Class A4 (S)	3.520	06-15-16	2,525,000	2,627,794

Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.593	02-28-41	2,438,269	1,908,356

BMW Vehicle Lease Trust,
Series 2009-1, Class A4	3.660	08-15-13	2,855,000	2,955,156

Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.296	10-25-36	895,405	769,942

Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.416	06-25-36	3,877,825	3,115,180

DB Master Finance LLC,
Series 2006-1, Class-A2 (S)	5.779	06-20-31	4,605,000	4,402,334

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04-25-37	3,715,000	2,897,700
Series 2007-1, Class A2 (S)	5.261	04-25-37	3,180,000	2,728,380

See notes to financial statements Semiannual report ï Bond Fund	29

		Maturity
	Rate	date	Par value	Value
Asset Backed Securities (continued)

Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290%	03-25-16	$3,090,000	$3,151,279

Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.596	11-25-35	2,891,759	967,033
Series 2005-7N, Class 1A1B (P)	0.536	12-25-35	3,308,523	846,340
Series 2006-2N, Class 1A2 (P)	0.576	02-25-46	6,372,029	1,287,635

Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3	4.499	08-25-35	750,678	735,439
Series 2005-2, Class AF4	4.934	08-25-35	2,365,000	1,553,152

			Shares	Value

Preferred Stocks 1.11%				$9,574,740
(Cost $8,867,278)
Consumer Staples 0.18%				1,511,978
Food & Staples Retailing 0.18%

Ocean Spray Cranberries, Inc., 6.250%, Series A (S)			23,250	1,511,978
Financials 0.23%				2,017,264
Diversified Financial Services 0.23%

Bank of America Corp., 8.625%			89,220	2,017,264
Materials 0.50%				4,329,643
Metals & Mining 0.50%

Freeport-McMoRan Copper & Gold, Inc., 6.750%			14,970	1,770,202
Vale Capital II, 6.750%			30,663	2,559,441
Telecommunication Services 0.20%				1,715,855
Wireless Telecommunication Services 0.20%

Telephone & Data Systems, Inc., 7.600%, Series A			72,953	1,715,855

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 1.62%				$14,000,000
(Cost $14,000,000)

U.S. Government Agency 1.62%				14,000,000

Federal Home Loan Bank,
Discount Note	0.020%	12-01-09	$14,000,000	14,000,000

Total investments (Cost $854,393,641)† 98.59%				$849,739,602

Other assets and liabilities, net 1.41%				$12,112,217

Total net assets 100.00%				$861,851,819

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.
Gtd	Guaranteed
IO	Interest Only Security — Interest Tranche of Stripped Mortgage Pool
REIT	Real Estate Investment Trust
(H)	Issuer filed for protection under the Federal Bankruptcy Code and/or is in default of interest payment.

30	Bond Fund ï Semiannual report See notes to financial statements

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $183,170,356 or 21.25% of the Fund’s net assets as of November 30, 2009.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $854,665,398. Net unrealized depreciation aggregated $4,925,796, of which $63,475,040 related to appreciated investment securities and $68,400,836 related to depreciated investment securities.

See notes to financial statements Semiannual report ï Bond Fund	31

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments, at value (Cost $854,393,641)	$849,739,602
Cash	58,489
Foreign currency, at value (Cost $10,699)	10,808
Cash collateral at broker for futures contracts	219,449
Receivable for investments sold	23,344
Receivable for fund shares sold	269,963
Dividends and interest receivable	13,570,679
Receivable from affiliates	17,429
Other receivables and prepaid assets	93,567
Total assets	864,003,330

Liabilities
Payable for investments purchased	43,400
Payable for fund shares repurchased	273,794
Unrealized depreciation of swap contracts (Note 3)	320,159
Payable for futures variation margin	32,750
Distributions payable	938,751
Payable to affiliates
Accounting and legal services fees	20,223
Transfer agent fees	335,666
Distribution and service fees	26,061
Other liabilities and accrued expenses	160,707
Total liabilities	2,151,511

Net assets
Capital paid-in	900,298,505
Distributions in excess of net investment income	(85,916)
Accumulated net realized loss on investments, futures contracts, foreign currency transactions and swap agreements	(33,285,018)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	(5,075,752)
Net assets	$861,851,819

Net asset value per share
Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value
Class A ($780,832,117 ÷ 53,107,155 shares)	$14.70
Class B ($27,302,971 ÷ 1,857,107 shares)[1]	$14.70
Class C ($32,646,146 ÷ 2,220,288 shares)[1]	$14.70
Class I ($21,070,585 ÷ 1,433,215 shares)	$14.70

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$15.39

[1]	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

32	Bond Fund ï Semiannual report See notes to financial statements

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$31,938,293
Dividends	370,920
Securities lending	792
Less foreign taxes withheld	(2,021)
Total investment income	32,307,984

Expenses
Investment management fees (Note 5)	2,056,370
Distribution and service fees (Note 5)	1,400,154
Accounting and legal services fees (Note 5)	80,467
Transfer agent fees (Note 5)	1,035,928
Trustees’ fees (Note 6)	20,147
State registration fees (Note 5)	34,182
Printing and postage fees	137,970
Other	73,758
Total expenses	4,838,976
Less expense reductions (Note 5)	(102,362)
Net expenses	4,736,614
Net investment income	27,571,370

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	2,356,491
Investments in affiliated issuers	70
Futures contracts (Note 3)	(318,515)
Swap contracts (Note 3)	38,799
Foreign currency transactions	299,005
2,375,850
Change in net unrealized appreciation (depreciation) of
Investments	100,446,505
Futures contracts (Note 3)	248,652
Swap contracts (Note 3)	274,603
Translation of assets and liabilities in foreign currencies	5,504
100,975,264
Net realized and unrealized gain	103,351,114
Increase in net assets from operations	$130,922,484

See notes to financial statements Semiannual report ï Bond Fund	33

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	11-30-09[1]	5-31-09

Increase (decrease) in net assets
From operations
Net investment income	$27,571,370	$52,778,739
Net realized gain (loss)	2,375,850	(14,392,036)
Change in net unrealized appreciation (depreciation)	100,975,264	(71,838,760)
Increase (decrease) in net assets resulting from operations	130,922,484	(33,452,057)
Distributions to shareholders
From net investment income
Class A2	(25,954,337)	(48,395,953)
Class B	(891,123)	(1,985,117)
Class C	(953,659)	(1,498,050)
Class I	(776,468)	(1,353,495)
Class R1[2]	(12,611)	(61,014)
Total distributions	(28,588,198)	(53,293,629)
From Fund share transactions (Note 7)	(61,135)	(71,142,760)
Total increase (decrease)	102,273,151	(157,888,446)

Net assets
Beginning of period	759,578,668	917,467,114
End of period	$861,851,819	$759,578,668
Undistributed (distributions in excess of) net investment income	($85,916)	$930,912

[1]	Semiannual period from 6-1-09 to 11-30-09. Unaudited.
[2]	Effective at the close of business on August 21, 2009, Class R1 converted into Class A.

34	Bond Fund ï Semiannual report See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]		05-31-09	05-31-08	05-31-07	05-31-06	05-31-05

Per share operating performance
Net asset value, beginning of period	$12.96		$14.31	$14.75	$14.51	$15.30	$14.98
Net investment income[2]	0.47		0.87	0.81	0.75	0.68	0.67
Net realized and unrealized gain (loss) on investments	1.76		(1.34)	(0.43)	0.26	(0.74)	0.38
Total from investment operations	2.23		(0.47)	0.38	1.01	(0.06)	1.05
Less distributions
From net investment income	(0.49)		(0.88)	(0.82)	(0.77)	(0.72)	(0.73)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.49)		(0.88)	(0.82)	(0.77)	(0.73)	(0.73)
Net asset value, end of period	$14.70		$12.96	$14.31	$14.75	$14.51	$15.30
Total return (%)[3]	17.44	[4]	(3.02)	2.57	7.08	(0.45)[5]	7.11 [5]

Ratios and supplemental data
Net assets, end of period (in millions)	$781		$686	$824	$870	$899	$1,012
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[6]	1.16 [7]	1.05	1.05	1.08	1.06
Expenses net of fee waivers	1.12	[6]	1.16 [7]	1.05	1.05	1.07	1.05
Expenses net of fee waivers and credits	1.12	[6]	1.16 [7]	1.05	1.05	1.07	1.05
Net investment income	6.79	[6]	6.71	5.54	5.11	4.56	4.41
Portfolio turnover (%)	46		90	90	106	135	139

[1]	Semiannual period from 6-1-09 to 11-30-09. Unaudited.
[2]	Based on the average daily shares outstanding.
[3]	Assumes dividend reinvestment (if applicable).
[4]	Not annualized.
[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Annualized.
[7]	Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements Semiannual report ï Bond Fund	35

CLASS B SHARES Period ended	11-30-09[1]		05-31-09	05-31-08	05-31-07	05-31-06	05-31-05

Per share operating performance
Net asset value, beginning of period	$12.95		$14.31	$14.75	$14.51	$15.30	$14.98
Net investment income[2]	0.42		0.77	0.71	0.65	0.58	0.57
Net realized and unrealized gain (loss) on investments	1.77		(1.34)	(0.43)	0.26	(0.74)	0.37
Total from investment operations	2.19		(0.57)	0.28	0.91	(0.16)	0.94
Less distributions
From net investment income	(0.44)		(0.79)	(0.72)	(0.67)	(0.62)	(0.62)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.44)		(0.79)	(0.72)	(0.67)	(0.63)	(0.62)
Net asset value, end of period	$14.70		$12.95	$14.31	$14.75	$14.51	$15.30
Total return (%)[3]	17.12	[4]	(3.77)	1.86 [5]	6.33	(1.14)[5]	6.37 [5]

Ratios and supplemental data
Net assets, end of period (in millions)	$27		$28	$42	$59	$87	$128
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	[6]	1.86 [7]	1.76	1.75	1.78	1.76
Expenses net of fee waivers	1.82	[6]	1.86 [7]	1.76	1.75	1.77	1.75
Expenses net of fee waivers and credits	1.82	[6]	1.86 [7]	1.75	1.75	1.77	1.75
Net investment income	6.09	[6]	5.96	4.82	4.40	3.84	3.70
Portfolio turnover (%)	46		90	90	106	135	139

[1]	Semiannual period from 6-1-09 to 11-30-09. Unaudited.
[2]	Based on the average daily shares outstanding.
[3]	Assumes dividend reinvestment (if applicable).
[4]	Not annualized.
[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Annualized.
[7]	Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-09[1]		05-31-09	05-31-08	05-31-07	05-31-06	05-31-05

Per share operating performance
Net asset value, beginning of period	$12.96		$14.31	$14.75	$14.51	$15.30	$14.98
Net investment income[2]	0.42		0.78	0.71	0.65	0.58	0.57
Net realized and unrealized gain (loss) on investments	1.76		(1.34)	(0.43)	0.26	(0.74)	0.37
Total from investment operations	2.18		(0.56)	0.28	0.91	(0.16)	0.94
Less distributions
From net investment income	(0.44)		(0.79)	(0.72)	(0.67)	(0.62)	(0.62)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.44)		(0.79)	(0.72)	(0.67)	(0.63)	(0.62)
Net asset value, end of period	$14.70		$12.96	$14.31	$14.75	$14.51	$15.30
Total return (%)[3]	17.04	[4]	(3.70)	1.86	6.33	(1.14)[5]	6.37 [5]

Ratios and supplemental data
Net assets, end of period (in millions)	$33		$26	$29	$23	$24	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	[6]	1.86 [7]	1.75	1.75	1.78	1.76
Expenses net of fee waivers	1.82	[6]	1.86 [7]	1.75	1.75	1.77	1.75
Expenses net of fee waivers and credits	1.82	[6]	1.86 [7]	1.75	1.75	1.77	1.75
Net investment income	6.07	[6]	6.02	4.86	4.41	3.86	3.71
Portfolio turnover (%)	46		90	90	106	135	139

[1]	Semiannual period from 6-1-09 to 11-30-09. Unaudited.
[2]	Based on the average daily shares outstanding.
[3]	Assumes dividend reinvestment (if applicable).
[4]	Not annualized.
[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Annualized.
[7]	Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

36	Bond Fund ï Semiannual report See notes to financial statements

CLASS I SHARES Period ended	11-30-09[1]		05-31-09	05-31-08	05-31-07	05-31-06	05-31-05

Per share operating performance
Net asset value, beginning of period	$12.96		$14.31	$14.74	$14.51	$15.30	$14.98
Net investment income[2]	0.51		0.93	0.88	0.81	0.75	0.73
Net realized and unrealized gain (loss) on investments	1.76		(1.35)	(0.43)	0.25	(0.74)	0.38
Total from investment operations	2.27		(0.42)	0.45	1.06	0.01	1.11
Less distributions
From net investment income	(0.53)		(0.93)	(0.88)	(0.83)	(0.79)	(0.79)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.53)		(0.93)	(0.88)	(0.83)	(0.80)	(0.79)
Net asset value, end of year	$14.70		$12.96	$14.31	$14.74	$14.51	$15.30
Total return (%)[3]	17.75	[4]	(2.60)	3.01	7.53	(0.01)	7.55

Ratios and supplemental data
Net assets, end of period (in millions)	$21		$19	$22	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	[5]	0.70 [6]	0.62	0.62	0.64	0.65
Expenses net of fee waivers	0.64	[5]	0.70 [6]	0.62	0.62	0.64	0.65
Expenses net of fee waivers and credits	0.64	[5]	0.70 [6]	0.62	0.62	0.64	0.65
Net investment income	7.26	[5]	7.22	6.08	5.54	4.99	4.82
Portfolio turnover (%)	46		90	90	106	135	139

[1]	Semiannual period from 6-1-09 to 11-30-09. Unaudited.
[2]	Based on the average daily shares outstanding.
[3]	Assumes dividend reinvestment (if applicable).
[4]	Not annualized.
[5]	Annualized.
[6]	Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements Semiannual report ï Bond Fund	37

Notes to financial statements
(unaudited)

Note 1
Organization
John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares converted into Class A on August 21, 2009. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, where there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt investments are valued at amortized cost. Investment in John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, are valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

38	Bond Fund ï Semiannual report

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report ï Bond Fund	39

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	11/30/2009	PRICE	INPUTS	INPUTS
U.S. Government & Agency Obligations	$154,785,854	—	$154,785,854	—
Corporate Bonds	503,116,725	—	499,718,375	$3,398,350
Convertible Bonds	1,016,863	—	1,016,863	—
Municipal Bonds	1,477,858	—	1,477,858	—
Term Loans	1,360,935	—	1,360,935	—
Collateralized Mortgage Obligations	134,460,907	—	113,000,782	21,460,125
Asset Backed Securities	29,945,720	—	27,048,020	2,897,700
Preferred Stocks
Consumer Staples	1,511,978	—	1,511,978	—
Financials	2,017,264	$2,017,264	—	—
Materials	4,329,643	1,770,202	2,559,441	—
Telecommunication Services	1,715,855	1,715,855	—	—
Short-Term Investments	14,000,000	—	14,000,000	—
Total investments in securities	$849,739,602	$5,503,321	$816,480,106	$27,756,175
Other Financial Instruments	($421,822)	($101,663)	($320,159)	—
Totals	$849,317,780	$5,401,658	$816,159,947	$27,756,175

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	COLLATERALIZED		ASSET
	MORTGAGE	CORPORATE	BACKED
	OBLIGATIONS	BONDS	SECURITIES	TOTAL
Balance as of 5-31-09	$18,353,377	$3,073,250	$1,414,600	$22,841,227
Accrued discounts/premiums	—	655	88	743
Realized gain (loss)	1,878,944	—	—	1,878,944
Change in unrealized appreciation (depreciation)	11,998,878	313,695	1,093,012	13,405,585
Net purchases (sales)	(9,146,481)	—	390,000	(8,756,481)
Net transfers in and/or out of Level 3	(1,624,593)	10,750	—	(1,613,843)
Balance as of 11-30-09	$21,460,125	$3,398,350	$2,897,700	$27,756,175

Security transactions and related investment income
Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial

40	Bond Fund ï Semiannual report

ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending its securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit
The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six-months ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses
The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

When-issued/delayed delivery securities
The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund is required to have sufficient cash

Semiannual report ï Bond Fund	41

and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Stripped securities
Stripped mortgage-backed securities are financial instruments that derive their value from other instruments so that one class receives most, if not all, of the principal from the underlying mortgage assets (principal only (PO)), while the other class receives most, if not all, of the interest cash flows (interest only (IO)). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Federal income taxes
The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $20,576,668 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2010 — $35,777, May 31, 2014 — $505,866, May 31, 2015 — $19,095,572 and May 31, 2017 — $939,453.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains
The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the year ended May 31, 2009, the tax character of distributions paid ordinary income of $53,293,629. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

42	Bond Fund ï Semiannual report

Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments
Futures
The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund may use futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended November 30, 2009, the Fund held futures contracts with notional values that have ranged from approximately $13,600,000 to $29,250,000 and futures were used to manage duration of the portfolio.

The following summarizes the futures held by the fund at November 30, 2009:

					UNREALIZED
	NUMBER OF				APPRECIATION/
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	DEPRECIATION
U.S. Treasury 30-Year Bond Futures	50	Long	March 2010	$6,135,938	$91,240
U.S. Treasury 10-Year Bond Futures	89	Short	March 2010	(10,674,438)	(103,202)
U.S. Treasury 5-Year Bond Futures	136	Short	March 2010	(15,948,125)	(89,701)
					($101,663)

Credit default swap agreements
The Fund may enter credit default swaps to manage its exposure to credit risks, to gain exposure to certain credit markets or to enhance potential gain. Credit default swaps (CDS) involve the exchange of a fixed-rate premium (paid by the “Buyer”) for protection against the loss in value of an underlying debt instrument, reference entity or index, in the event of a defined credit event (such as default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the “Seller”), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS in which the Fund may act as the

Semiannual report ï Bond Fund	43

Buyer or Seller. By acting as the Seller, in circumstances in which the Fund does not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Fund effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as unrealized appreciation/depreciation on the Fund’s Statement of Assets and Liabilities. If market quotations are not readily available or not deemed reliable, certain swaps may be fair valued in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Upfront payments made/received by the Fund represent payments to compensate for differences between the stated terms of the swap and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. These payments are amortized or accreted for financial reporting purposes, with the un-amortized/un-accreted portion included in the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. In connection with these agreements, the Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure, in order to satisfy the Fund’s obligations in the event of default or bankruptcy/insolvency.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap’s terms, and that there may be unfavorable interest rate changes. The Fund may also suffer losses if it is unable to terminate outstanding swaps or reduce its exposure through offsetting transactions.

The Fund is a party to International Swap Dealers Association, Inc., Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over the counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA master agreements provisions outlining the general obligations of the Fund and counterparties relating to events of default, termination events and other standard provisions. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle the counterparty to elect to terminate early and calculate damages based on that termination, with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact in the financial statements of the Fund.

Implied credit spreads, represented in absolute terms, are utilized in determining the market value of CDS agreements on corporate issues as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of

44	Bond Fund ï Semiannual report

default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of November 30, 2009, for which the Fund is the Seller, are disclosed in the table below. These potential amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same reference entity or entities.

During the six-month period ended November 30, 2009, the Fund held CDS on certain securities. Notional values are representative of the activity during the period. CDS were used to take a long position in the exposure to the reference credit and enhance potential gain. The following summarizes the contracts that the Fund held to as of November 30, 2009:

				NOTIONAL	PAY /
		IMPLIED		AMOUNT/	RECEIVE
COUNTER-	REFERENCE	CREDIT		EXPOSURE	FIXED	MATURITY	UNREALIZED	MARKET
PARTY	OBLIGATION	SPREAD	CURRENCY	PURCHASED	RATE	DATE	DEPRECIATION	VALUE
Bank of America	The Goodyear Tire & Rubber Co.	4.33%	USD	5,000,000	1.51%	Jun 2012	($320,159)	($320,159)

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE
Interest rate contracts	Payable for futures variation margin; Net unrealized depreciation on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	Futures†	—	($101,663)
Credit contracts	Unrealized depreciation of swap contracts; Net unrealized depreciation on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	Credit default swaps	—	($320,159)
	Total		—	($421,822)

†	Reflects cumulative appreciation/depreciation on Futures as disclosed in Note 3. Only the year end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on Statement of Operations
The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

	FUTURES	SWAP
	CONTRACTS	CONTRACTS	TOTAL
Statement of Operations location - Net realized gain (loss) of Interest rate contracts	($318,515)	—	($318,515)
Credit contracts	—	$38,799	38,799
Total	($318,515)	$38,799	($279,716)

Semiannual report ï Bond Fund	45

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

	FUTURES	SWAP
	CONTRACTS	CONTRACTS	TOTAL
Statement of Operations location - Change in unrealized appreciation (depreciation) on Interest rate contracts	$248,652	—	$248,652
Credit contracts	—	$274,603	274,603
Total	$248,652	$274,603	$523,255

Note 4
Guarantees and indemnifications
Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net asset value in excess of $2,500,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, Class A and B shares make daily payments and Class C shares make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $278,383 with regard to sales of Class A shares. Of this amount, $31,523 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $170,195 was paid as sales commissions to unrelated broker-dealers and $76,665 was paid as sales commissions to

46	Bond Fund ï Semiannual report

sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the Distributor amounted to $15,366 and $1,037 for Class B and Class C shares, respectively.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

•	The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all classes based on each class’s average daily net assets.

•	All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

•	In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has voluntarily agreed to waive certain transfer agent expenses. The amount of this waiver for the six-month period ended November 30, 2009 was $8,624.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited to the Fund and netted against transfer agent expenses. For the six-month period ended November 30, 2009, these fees totaled $93,738.

Class level expenses for the six-month period ended November 30, 2009 were as follows:

	Distribution and	Transfer
Share Class	Service Fees	Agent Fees

Class A	$1,107,123	$953,172
Class B	140,910	35,816
Class C	150,721	38,970
Class I	—	7,662
Converted Class	1,400	308
Total	$1,400,154	$1,035,928

Note 6
Trustees’ Fees
The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report ï Bond Fund	47

Note 7
Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009, and the year ended May 31, 2009, along with the corresponding dollar value.

	Period ended 11-30-09[1]		Year ended 5-31-09
	Shares	Amount	Shares	Amount

Class A shares[2]
Sold	2,024,665	$28,258,230	4,592,147	$57,927,810
Issued in class	14,793	205,314	—	—
Distributions reinvested	1,508,875	21,251,830	3,152,395	40,387,978
Repurchased	(3,357,738)	(46,796,578)	(12,432,711)	(158,640,619)
Net increase (decrease)	190,595	$2,918,796	(4,688,169)	($60,324,831)

Class B shares
Sold	263,755	$3,673,084	352,053	$4,503,181
Distributions reinvested	44,070	619,882	115,841	1,486,548
Repurchased	(607,346)	(8,491,988)	(1,224,799)	(15,707,024)
Net decrease	(299,521)	($4,199,022)	(756,905)	($9,717,295)

Class C shares
Sold	397,652	$5,497,960	611,213	$7,703,800
Distributions reinvested	36,246	511,113	86,209	1,103,254
Repurchased	(245,923)	(3,454,857)	(693,368)	(9,067,496)
Net increase (decrease)	187,975	$2,554,216	4,054	($260,442)

Class I shares
Sold	277,596	$3,913,236	1,848,899	$22,570,485
Distributions reinvested	23,887	335,510	89,810	1,152,040
Repurchased	(329,047)	(4,702,832)	(1,984,466)	(24,433,546)
Net decrease	(27,564)	($454,086)	(45,757)	($711,021)

Class R1 shares[2]
Sold	7,898	$106,360	35,396	$467,732
Redeemed in class	(14,793)	(205,314)	—	—
Distributions reinvested	62	811	4,742	60,931
Repurchased	(56,536)	(782,896)	(50,342)	(657,834)
Net decrease	(63,369)	($881,039)	(10,204)	($129,171)

Net decrease	(11,884)	($61,135)	(5,496,981)	($71,142,760)

[1]	Semiannual period from 6-1-09 to 11-30-09. Unaudited.
[2]	Effective at the close of business on August 21, 2009, Class R1 converted into Class A.

Note 8
Purchase and sale of securities
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the six-month period ended November 30, 2009, aggregated $216,494,654 and $166,273,440, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $157,369,165 and $199,183,895, respectively, during the six-month period ended November 30, 2009.

48	Bond Fund ï Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Bond Fund
The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Sovereign Bond Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to meet in person to review and consider the continuation of existing advisory and sub-advisory agreements. At meetings held on May 6-7 and June 8-9, 2009, the Board considered the renewal of:

(i)	the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and

(ii)	the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Bond Fund (the “Fund”).

The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, Extent and Quality of Services
The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Sub-Adviser responsible for the daily investment activities of the Fund. The Board considered the Sub-Adviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Sub-Adviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser supported renewal of the Advisory Agreements.

Fund Performance
The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the “Category”), a peer group of

Semiannual report ï Bond Fund	49

comparable funds (the “Peer Group”) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Barclays Capital Government/Credit Bond Index. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and discussed its outlook and recommendations with regard to the Fund’s performance. The Adviser noted that the Fund’s performance as of May 2009 was improved. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Sub-Adviser.

Investment Advisory Fee and Sub-Advisory Fee Rates and Expenses
The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was equal to the Category median and inline with the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (“Gross Expense Ratio”) and after the application of such waivers and reimbursement (“Net Expense Ratio”). The Board noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Gross Expense Ratio was inline with the median of its Peer Group and was not appreciably higher than the median of its Category. The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability
The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

50	Bond Fund ï Semiannual report

Economies of Scale
The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Sub-Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information About Services to Other Clients
The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other Benefits to the Adviser
The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Sub-Adviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other Factors and Broader Review
As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report ï Bond Fund	51

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer
Andrew G. Arnott‡
Chief Operating Officer
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Michael J. Leary
Treasurer

 *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
 †Non-Independent Trustee
 ‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
  Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respect.

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:

1-800-225-5291	Regular mail:	Express mail:

jhfunds.com	John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021

52	Bond Fund ï Semiannual report

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Strategic Income Opportunities Fund

California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market Fund

Bank and Thrift Opportunity Fund
Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Preferred Income Fund
Preferred Income Fund II
Preferred Income Fund III
Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

Not part of the semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	210SA 11/09 1/10

ITEM 2. CODE OF ETHICS.
Not applicable at this time.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable at this time.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable at this time.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable at this time.
ITEM 6. SCHEDULE OF INVESTMENTS.
(a)	Not applicable.

(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.
(b) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.
(c)(1) Contact person at the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
John Hancock Sovereign Bond Fund

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	January 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	January 25, 2010

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 25, 2010